J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
February 1, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds listed in Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Funds do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 376 (Amendment No. 378 under the Investment Company Act of 1940, as amended) filed electronically on January 30, 2023.
Please contact the undersigned at 212-270-6803 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A
J.P. Morgan ETF Funds
JPMorgan BetaBuilders USD Corporate Bond ETF (formerly, JPMorgan Corporate Bond Research Enhanced ETF)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (formerly, JPMorgan High Yield Research Enhanced ETF)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (formerly, JPMorgan U.S. Aggregate Bond ETF)